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                 [General American letterhead]


                                  VIA EDGAR
                                  ---------

                                  January 9, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

          RE:    GENERAL AMERICAN CAPITAL COMPANY
                 FILE NO. 33-10145

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended
(the "Securities Act"), General American Capital Company (the "Registrant") hereby certifies that: (i) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in Post-Effective Amendment No. 12 to the Registrant's Registration Statement, and (ii) the text of Post-Effective Amendment No. 12 was filed electronically via EDGAR.

If you have any questions regarding this filing, please call me at (314)
444-0499.

                             Sincerely,

                             /s/ Christopher A. Martin

                             Christopher A. Martin